Loan operations - Loan operations by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	R$ 177,681,987	R$ 127,745,263
Expected Credit Loss	(269,347)	(175,188)
Total loans operations, net of Expected Loss	22,211,161	12,819,627
Loans operations
Disclosure of financial assets [line items]
Financial assets	22,260,538	12,844,037
Expected Credit Loss	(49,377)	(24,410)
Pledged asset loan
Disclosure of financial assets [line items]
Financial assets	20,198,764	11,789,419
Pledged asset loan | Retail
Disclosure of financial assets [line items]
Financial assets	10,932,086	7,296,172
Pledged asset loan | Companies
Disclosure of financial assets [line items]
Financial assets	5,311,675	1,887,649
Pledged asset loan | Credit card
Disclosure of financial assets [line items]
Financial assets	3,955,003	2,605,598
Non-pledged loan
Disclosure of financial assets [line items]
Financial assets	2,061,774	1,054,618
Non-pledged loan | Retail
Disclosure of financial assets [line items]
Financial assets	309,468	117,032
Non-pledged loan | Companies
Disclosure of financial assets [line items]
Financial assets	546,678	937,586
Non-pledged loan | Credit card
Disclosure of financial assets [line items]
Financial assets	R$ 1,205,628	R$ 0